Investments	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Investments
9.	INVESTMENTS

	2023	2022
Equity method investments [a]	$987	$997
Public and private equity investments	230	290
Warrants [b]	34	142
Debt investments	22	—

	$1,273	$1,429

[a]	The ownership percentages and carrying values of the Company’s principal equity method investments at December 31 were as follows [in millions, except percentages]:

		2023	2022
LG Magna e-Powertrain Co., Ltd. [i]	49.0%	$405	$420
Litens Automotive Partnership [ii]	76.7%	$332	$337
Hubei HAPM Magna Seating Systems Co., Ltd.	49.9%	$129	$120
BAIC BluePark Magna Automobile Co., Ltd.	49.0%	$95	$91

[i]
LG Magna
e-Powertrain
[“LGM”] is a variable interest entity [‘‘VIE’’] and depends on the Company and LG Electronics for any additional cash needs. The Company cannot make key operating decisions considered the most significant to the VIE, and is therefore not the primary beneficiary. The Company’s known maximum exposure to loss approximated the carrying value of its investment balance as at December 31, 2023.

[ii]	The Company accounts for its investments under the equity method of accounting as a result of significant participating rights that prevent control.

[b]
In October 2020, the Company signed agreements with Fisker Inc. [“Fisker”] for the platform sharing, engineering and manufacturing of the Fisker Ocean SUV. In connection with the arrangement, Fisker issued approximately 19.5 million penny warrants to the Company to purchase common stock, which vested during 2021 and 2022 based on specified milestones for a total value of $320 million. The initial value attributable to the warrants was deferred within other accrued liabilities and other long-term liabilities and is being recognized in income as performance obligations are satisfied.

Cumulative unrealized gains and losses on equity securities held as at December 31, 2023 were $28 million and $323 million [$74 million and $205 million as at December 31, 2022], respectively.

A summary of the total financial results, as reported by the Company’s equity method investees, in the aggregate, at December 31 was as follows:
Summarized Balance Sheets

	2023	2022
Current assets	$2,516	$2,266

Non-current assets	$1,884	$1,866

Current liabilities	$1,702	$1,555

Long-term liabilities	$876	$715

Summarized Income Statements

	2023	2022
Sales	$5,008	$4,447
Cost of goods sold & expenses	4,863	4,363

Net income	$145	$84

Sales to equity method investees were approximately $83 million and $51 million for the years ended December 31, 2023 and 2022, respectively.